Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Mar. 31, 2018
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Carrying Amounts of Assets Pledged as Collateral

The carrying amounts of assets pledged as collateral at March 31, 2018 and 2017 were as follows:

	At March 31,
	2018	2017
	(In millions)
Cash and deposits with banks(1)	¥32,010	¥87,670
Trading assets	2,423,002	2,426,665
Financial assets at fair value through profit or loss	1,518,748	1,570,904
Held-to-maturity investments	365,450	1,168,111
Available-for-sale financial assets	10,648,468	8,128,082
Loans and advances(1)	11,019,253	10,058,951
Other assets(1)	1,825,987	1,308,136

Total	¥27,832,918	¥24,748,519

(1)	Cash and deposits with banks, loans and advances, and other assets include those at SMFL, which are reclassified as assets held for sale. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”